Other non-current assets - Movements in Interest in Joint Ventures and Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Other non current assets, beginning balance	€ 931
Other non current assets, ending balance	974	€ 931
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Other non current assets, beginning balance	34	37
Additions	7	1
Dividend received/reductions	(32)	0
Share of net profit/(loss)	15	(2)
Currency retranslation	(1)	(2)
Other non current assets, ending balance	23	34
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Other non current assets, beginning balance	29	35
Additions	2	1
Dividends received/reductions	(171)	(182)
Share of net profit/(loss)	176	177
Currency retranslation	1	(2)
Other non current assets, ending balance	€ 37	€ 29